Stock-Based Compensation - Summary of Stock Options Activity (Detail) - Stock Option - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Balance outstanding at the beginning of the period (in shares)	374,207	460,719	460,719	579,053
Granted (in shares)	261,069	0	88,271	270,521
Exercise (in shares)				(111,273)
Cancelled / Forfeited (in shares)	(2,917)		(173,328)	(277,582)
Expired (in shares)			(1,455)
Balance outstanding at the end of the period (in shares)	632,359		374,207	460,719	579,053
Vested and exercisable at the end of the period (in shares)	429,686		228,780
Weighted Average Exercise Price Per Share
Balance outstanding at the beginning of the period (in USD per share)	$ 48.48	$ 65.88	$ 65.88	$ 65.40
Granted (in USD per share)	3.60		9.84	60.24
Exercised (in USD per share)				45.72
Canceled / Forfeited (in USD per share)	69.84		74.88	67.56
Expired (in USD per share)			56.88
Balance outstanding at the end of the period (in USD per share)	29.88		48.48	$ 65.88	$ 65.40
Vested and exercisable at the end of the period (in USD per share)	$ 32.52		$ 55.92
Additional Disclosures
Options outstanding, intrinsic value	$ 154,135	$ 0	$ 0	$ 0	$ 5,903,466
Vested and exercisable at the end of the period, intrinsic value	$ 109,892		$ 0
Weighted average remaining contract term, outstanding	8 years 1 month 6 days		7 years 1 month 6 days	7 years 8 months 12 days	7 years 9 months 18 days
Weighted average remaining contractual term, exercisable			6 years